Shareholder Report, Holdings (Details) - C000234830	Apr. 30, 2025
Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Technology
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Communications
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Financials
Holdings [Line Items]
Percent of Net Asset Value	36.60%